12. Employee and Director Benefit Programs (Tables)	12 Months Ended
Dec. 31, 2021
12. Employee and Director Benefit Programs
Change in accumulated benefit obligation
(Dollars in thousands)
	2021	2020

Benefit obligation at beginning of period	$4,870	4,700
Service cost	359	323
Interest cost	70	63
Benefits paid	(288)	(216)

Benefit obligation at end of period	$5,011	4,870

Amounts recognized in the Consolidated Balance Sheet
(Dollars in thousands)
	2021	2020

Benefit obligation	$5,011	4,870
Fair value of plan assets	-	-
(Dollars in thousands)
	2021	2020

Funded status	$(5,011)	(4,870)
Unrecognized prior service cost/benefit	-	-
Unrecognized net actuarial loss	-	-

Net amount recognized	$(5,011)	(4,870)

Unfunded accrued liability	$(5,011)	(4,870)
Intangible assets	-	-
Net amount recognized	$(5,011)	(4,870)

Schedule of net benefit costs
(Dollars in thousands)
	2021	2020	2019

Service cost	$359	323	299
Interest cost	70	63	58

Net periodic cost	$429	386	357

Weighted average discount rate assumption
used to determine benefit obligation	5.50%	5.49%	5.49%

Schedule of expected benefit payments
(Dollars in thousands)

Year ending December 31,
2022	$327
2023	$348
2024	$360
2025	$376
2026	$375
Thereafter	$8,795